SHARE-BASED PAYMENT, Share Option Plan (FY) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 ₪ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 ₪ / shares shares	Dec. 28, 2017 shares	Jun. 26, 2017 shares	Jan. 23, 2017 ₪ / shares shares	Nov. 23, 2014 ₪ / shares shares
Share option plan [Abstract]
Option vesting period			3 years
Fair value measurement of equity-settled share options [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate (%)					0.30%
Share price (in sheqel per share) | $			$ 8.00	$ 5.00	$ 13.40
Bottom of Range [Member]
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share) | $	$ 10.50		$ 3.64
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)	76.00%	88.00%	93.00%	89.00%	71.00%
Risk-free interest rate (%)	2.51%	2.17%	2.63%	1.76%
Top of Range [Member]
Share option plan [Abstract]
Weighted average grant-date fair value (in sheqel per share) | $	$ 11.01		$ 5.85
Fair value measurement of equity-settled share options [Abstract]
Expected volatility of the share prices (%)	80.00%	94.00%	95.00%	94.00%	94.00%
Risk-free interest rate (%)	2.70%	2.89%	2.88%	2.40%
Ordinary C Share [Member]
Share option plan [Abstract]
Par value (in sheqel per share) | ₪ / shares							₪ 0.01	₪ 0.01				₪ 0.01
Authorized (in shares)			0					1,130,000				1,500,000
Shares issued (in shares)			0					0
Ordinary Shares [Member]
Share option plan [Abstract]
Par value (in sheqel per share) | ₪ / shares		₪ 0.01				₪ 0.01	₪ 0.01	₪ 0.01
Authorized (in shares)	100,000,000	23,277,000	100,000,000					23,277,000
Shares issued (in shares)	25,140,048	689,898	24,930,736					689,898
2014 Plan [Member] | Ordinary C Share [Member]
Share option plan [Abstract]
Shares issued (in shares)												1,152,044
2017 Plan [Member] | Ordinary Shares [Member]
Share option plan [Abstract]
Par value (in sheqel per share) | ₪ / shares											₪ 0.01
Number of shares reserved for issuance (in shares)			1,338,015						559,764	463,384	312,867